Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Interest expense:
Debt	$ 39	$ 74	$ 77	$ 144
Derivative financial instruments - hedging activities		2	1	3
Other, net	5	1	9	2
Fair value losses on financial instruments:
Cash flow hedges, transfer from equity	(10)	28	(19)	68
Net foreign exchange losses (gains) on debt	10	(28)	19	(68)
Net interest expense - debt and other	44	77	87	149
Interest expense - leases	1		3
Net interest expense - pension and other post-employment benefit plans	7	7	13	14
Interest income	(15)	(3)	(31)	(4)
Net interest expense	$ 37	$ 81	$ 72	$ 159